SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill (note 10)	$ 229,279	$ 200,064
Revenues from Mining Operations	1,821,799	1,422,521	613,762
Production Costs	876,078	677,472	306,318
Amortization	261,781	192,486	72,461
Exploration and Corporate Development	75,721	54,958	36,279
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Loss on Goldex mine	302,893
Impairment loss on Meadowbank mine (note 18)	907,681
Segment Income (Loss)	(601,273)	478,069	158,873
Interest and sundry expense	(5,188)	10,254	12,580
Gain on sale and write-down of available-for-sale securities	4,907	19,487	10,142
Gain on acquisition of Comaplex		57,526
General and administrative expenses	(107,926)	(94,327)	(63,687)
Provincial capital tax	(9,223)	6,075	(5,014)
Interest expense	(55,039)	(49,493)	(8,448)	(2,952)
Income (loss) before income and mining taxes	(778,628)	435,203	108,038
Capital Expenditures	737,364	1,175,251	656,759
TOTAL ASSETS	5,034,262	5,500,351
Meliadine Mine Project
Segment reporting Information
Goodwill (note 10)	200,100
La India Mine Project
Segment reporting Information
Goodwill (note 10)	29,200
Canada
Segment reporting Information
Revenues from Mining Operations	1,217,858	1,086,744	538,123
Production Costs	619,987	499,621	252,035
Amortization	198,219	140,024	60,028
Foreign currency translation loss (gain)	2,825	22,815	36,499
Loss on Goldex mine	302,893
Impairment loss on Meadowbank mine (note 18)	907,681
Segment Income (Loss)	(813,747)	424,284	189,561
Capital Expenditures	319,728	1,004,129	435,098
TOTAL ASSETS	3,205,158	4,179,446
Europe
Segment reporting Information
Revenues from Mining Operations	225,612	160,140	61,457
Production Costs	110,477	87,735	42,464
Amortization	26,574	31,231	10,909
Foreign currency translation loss (gain)	1,063	(2,780)	3,582
Segment Income (Loss)	87,498	43,954	4,502
Capital Expenditures	95,549	67,894	84,955
TOTAL ASSETS	771,714	679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	378,329	175,637	14,182
Production Costs	145,614	90,116	11,819
Amortization	36,988	21,134	1,524
Foreign currency translation loss (gain)	(4,955)	(2,126)	(250)
Segment Income (Loss)	200,682	66,513	1,089
Capital Expenditures	313,669	103,131	136,706
TOTAL ASSETS	1,020,078	619,263
Exploration
Segment reporting Information
Amortization		97
Exploration and Corporate Development	75,721	54,958	36,279
Foreign currency translation loss (gain)	(15)	1,627
Segment Income (Loss)	(75,706)	(56,682)	(36,279)
Capital Expenditures	8,418	97
TOTAL ASSETS	37,312	22,384
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense	(5,188)	10,254	12,580
Gain on sale and write-down of available-for-sale securities		19,487	10,142
Loss on sale and write-down of available-for-sale securities	(3,662)
Gain (Loss) on derivative financial instruments	(3,683)	(7,612)	(3,592)
Gain on acquisition of Comaplex		57,526
General and administrative expenses	(107,926)	(94,327)	(63,687)
Provincial capital tax	(9,223)	6,075	(5,014)
Interest expense	(55,039)	(49,493)	(8,448)
Income (loss) before income and mining taxes	$ (778,628)	$ 435,203	$ 108,038